PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 48.8%
Financials 25.6%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	115,000	106,845
3.00%, 10/29/28	151,000	136,826
American Honda Finance Corporation
4.90%, 03/12/27 - 03/13/29	180,000	179,592
AON North America, Inc.
5.45%, 03/01/34	90,000	91,016
5.75%, 03/01/54	63,000	64,562
Ares Capital Corporation
7.00%, 01/15/27	80,000	82,335
Banco Santander, S.A.
9.63%, (100, 05/21/33) (a) (b)	100,000	110,125
6.35%, 03/14/34 (b)	200,000	199,494
Bank of America Corporation
3.56%, 04/23/27	172,000	165,931
4.27%, 07/23/29	233,000	224,574
3.19%, 07/23/30	23,000	20,887
2.59%, 04/29/31	55,000	47,434
5.47%, 01/23/35	240,000	241,757
Bank of Nova Scotia, The
5.25%, 12/06/24 (b)	70,000	69,882
Barclays PLC
9.63%, (100, 12/15/29) (a) (b)	125,000	132,656
BlackRock Funding, Inc.
5.25%, 03/14/54	52,000	52,254
Blackstone Private Credit Fund
3.25%, 03/15/27	38,000	35,062
Blackstone Secured Lending Fund
2.85%, 09/30/28	55,000	48,437
Citigroup Inc.
5.00%, (100, 09/12/24) (a)	143,000	142,246
4.41%, 03/31/31	100,000	95,343
6.17%, 05/25/34	44,000	44,779
Citizens Financial Group, Inc.
5.84%, 01/23/30	89,000	88,902
CNO Global Funding
2.65%, 01/06/29 (c)	100,000	87,704
Credit Suisse AG
4.75%, 08/09/24	98,000	97,541
7.95%, 01/09/25	24,000	24,402
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (c)	100,000	99,612
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	150,000	153,960
3.73%, 01/14/32 (b)	84,000	70,328
F&G Global Funding
2.00%, 09/20/28 (c)	60,000	51,052
Fairfax Financial Holdings Limited
6.35%, 03/22/54 (c)	82,000	83,665
Federation des caisses Desjardins du Quebec
5.25%, 04/26/29 (c)	100,000	99,696
Ford Motor Credit Company LLC
5.13%, 06/16/25	55,000	54,501
6.95%, 06/10/26	140,000	142,984
4.13%, 08/17/27	13,000	12,334
3.82%, 11/02/27	105,000	98,395
7.35%, 11/04/27	103,000	108,177
6.80%, 05/12/28	98,000	101,791
FS KKR Capital Corp.
3.40%, 01/15/26	114,000	108,164
General Motors Financial Company, Inc.
5.75%, 02/08/31	22,000	22,212
6.10%, 01/07/34	40,000	41,158
Global Atlantic Financial Company
6.75%, 03/15/54 (c)	33,000	33,829
Icahn Enterprises L.P.
4.38%, 02/01/29	72,000	61,292
Intercontinental Exchange, Inc.
2.10%, 06/15/30	30,000	25,407
Intesa Sanpaolo SPA
7.80%, 11/28/53 (c)	75,000	84,977
7.78%, 06/20/54 (c)	80,000	85,207
John Deere Capital Corporation
4.90%, 03/07/31	175,000	175,056
JPMorgan Chase & Co.
8.82%, (3 Month Term SOFR + 3.51%), (100, 05/01/24) (a) (d)	170,000	170,012
2.01%, 03/13/26	72,000	69,594
6.07%, 10/22/27	110,000	112,214
2.07%, 06/01/29	84,000	74,481
4.20%, 07/23/29	92,000	88,771
2.74%, 10/15/30	85,000	75,265
5.34%, 01/23/35	122,000	122,417
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	250,000	250,547
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (b)	79,000	78,704
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (c)	16,000	16,245
8.13%, 03/30/29 (c) (e)	30,000	31,718
6.50%, 03/26/31 (c)	42,000	42,755
Markel Group Inc.
6.00%, (100, 06/01/25) (a)	85,000	84,213
Morgan Stanley
0.99%, 12/10/26	75,000	69,470
5.12%, 02/01/29	53,000	52,868
5.16%, 04/20/29	70,000	69,943
5.17%, 01/16/30	104,000	104,033
3.62%, 04/01/31	22,000	20,167
2.51%, 10/20/32	42,000	34,781
6.34%, 10/18/33	95,000	101,752
6.63%, 11/01/34	85,000	93,025
5.47%, 01/18/35 (e)	43,000	43,390
5.95%, 01/19/38	52,000	52,119
Morgan Stanley Bank, National Association
5.88%, 10/30/26	125,000	127,329
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	19,000	19,756
National Securities Clearing Corporation
5.10%, 11/21/27 (c)	105,000	105,910
NatWest Markets PLC
1.60%, 09/29/26 (c)	172,000	157,210
New York Life Global Funding
4.85%, 01/09/28 (c)	155,000	154,564
1.20%, 08/07/30 (c)	94,000	74,641
5.00%, 01/09/34 (c)	108,000	106,820
Northwestern Mutual Global Funding
4.90%, 06/12/28 (c)	85,000	84,675
Royal Bank of Canada
5.15%, 02/01/34 (b) (e)	59,000	59,069
Sammons Financial Group, Inc.
6.88%, 04/15/34 (c)	110,000	110,960
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 (c)	200,000	200,474
State Street Corporation
6.70%, (100, 03/15/29) (a)	96,000	97,667
5.27%, 08/03/26	230,000	231,032
5.75%, 11/04/26	34,000	34,159
The Bank of New York Mellon Corporation
5.77%, 03/13/26 (d)	250,000	250,191
6.47%, 10/25/34	252,000	274,436
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	73,000	63,930
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	46,000	30,047
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	110,000	113,290
Toronto-Dominion Bank, The
5.53%, 07/17/26 (b)	230,000	231,970
Toyota Motor Credit Corporation
5.40%, 11/20/26	85,000	85,999
5.00%, 03/19/27	120,000	120,366

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	26,325	26,372
UBS AG
5.80%, 09/11/25	200,000	201,272
UBS Group AG
9.02%, 11/15/33 (b) (c)	59,000	71,297
Wells Fargo & Company
5.57%, 07/25/29	230,000	232,710
5.39%, 04/24/34	106,000	105,460
		9,534,473
Energy 4.9%
Antero Midstream Partners LP
5.38%, 06/15/29 (c)	8,000	7,695
Baytex Energy Corp.
7.38%, 03/15/32 (c)	49,000	49,521
BP Capital Markets America Inc.
4.81%, 02/13/33	109,000	107,633
4.89%, 09/11/33	90,000	89,470
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	85,000	81,010
3.25%, 01/31/32	10,000	8,515
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	53,000	55,753
ConocoPhillips Company
5.30%, 05/15/53	86,000	85,354
Devon Energy Corporation
5.88%, 06/15/28	29,000	29,111
Energy Transfer LP
6.50%, (100, 08/15/26) (a)	10,000	9,815
6.75%, (100, 05/15/25) (a)	72,000	70,834
7.13%, (100, 05/15/30) (a)	64,000	62,705
5.95%, 05/15/54	40,000	39,806
8.00%, 05/15/54	64,000	66,914
Enlink Midstream, LLC
6.50%, 09/01/30 (c)	38,000	39,073
EQM Midstream Partners, LP
6.38%, 04/01/29 (c) (e)	18,000	18,127
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (c)	40,000	43,294
Marathon Oil Corporation
4.40%, 07/15/27	16,000	15,550
ONEOK, Inc.
7.15%, 01/15/51	30,000	33,667
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	35,000	36,284
Petroleos Mexicanos
10.00%, 02/07/33 (e)	32,000	31,841
Pioneer Natural Resources Company
5.10%, 03/29/26	127,000	126,800
1.90%, 08/15/30	40,000	33,599
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	150,000	145,245
Targa Resources Corp.
6.25%, 07/01/52	25,000	25,969
6.50%, 02/15/53	20,000	21,448
Targa Resources Partners LP
5.50%, 03/01/30	40,000	39,810
4.88%, 02/01/31	36,000	34,418
Transocean Inc
8.75%, 02/15/30 (c)	12,600	13,139
Var Energi ASA
8.00%, 11/15/32 (c)	130,000	146,024
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (c)	8,000	7,202
6.25%, 01/15/30 (c)	54,000	54,364
Venture Global LNG, Inc.
9.50%, 02/01/29 (c)	118,000	127,207
Western Midstream Operating, LP
6.15%, 04/01/33	50,000	51,240
		1,808,437
Utilities 4.7%
Constellation Energy Generation, LLC
6.13%, 01/15/34 (e)	30,000	31,718
Edison International
5.25%, 11/15/28	152,000	151,270
6.95%, 11/15/29	56,000	60,046
Florida Power & Light Company
4.80%, 05/15/33 (e)	87,000	85,703
Nevada Power Company
6.00%, 03/15/54	20,000	21,006
Pacific Gas And Electric Company
3.30%, 12/01/27	36,000	33,482
3.25%, 06/01/31	38,000	33,055
5.90%, 06/15/32	94,000	95,680
6.40%, 06/15/33	30,000	31,631
4.50%, 07/01/40	131,000	112,031
6.75%, 01/15/53	118,000	128,494
PPL Electric Utilities Corporation
5.00%, 05/15/33	157,000	156,725
4.85%, 02/15/34	43,000	42,227
Public Service Electric And Gas Company
3.10%, 03/15/32	26,000	22,808
4.90%, 12/15/32	86,000	85,600
Public Service Enterprise Group Incorporated
5.20%, 04/01/29	90,000	90,076
San Diego Gas & Electric Company
1.70%, 10/01/30	52,000	42,831
5.35%, 04/01/53	82,000	80,801
Sempra
5.40%, 08/01/26	100,000	100,360
Southern California Edison Company
5.20%, 06/01/34	96,000	94,913
The AES Corporation
3.30%, 07/15/25 (c)	93,000	89,948
Vistra Operations Company LLC
3.70%, 01/30/27 (c)	80,000	76,081
6.95%, 10/15/33 (c)	82,000	87,607
		1,754,093
Health Care 4.0%
AbbVie Inc.
4.80%, 03/15/29 (e)	100,000	100,044
5.40%, 03/15/54	100,000	102,894
Amgen Inc.
5.65%, 03/02/53	87,000	88,689
Ascension Health
2.53%, 11/15/29	18,000	16,033
AstraZeneca Finance LLC
4.85%, 02/26/29	73,000	73,258
Baylor Scott & White Holdings
2.84%, 11/15/50	34,000	23,081
Centene Corporation
3.00%, 10/15/30	78,000	66,879
CVS Health Corporation
5.88%, 06/01/53	155,000	157,383
HCA Inc.
5.88%, 02/15/26	20,000	20,097
3.50%, 09/01/30	67,000	60,564
Humana Inc.
5.38%, 04/15/31	83,000	83,074
5.75%, 04/15/54	59,000	59,394
Indiana University Health, Inc.
2.85%, 11/01/51	31,000	21,029
Roche Holdings, Inc.
4.99%, 03/08/34 (c)	200,000	201,559
Smith & Nephew PLC
5.15%, 03/20/27	150,000	149,914
5.40%, 03/20/34	116,000	115,460
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	7,847
UnitedHealth Group Incorporated
4.75%, 05/15/52	55,000	50,954
5.88%, 02/15/53	72,000	77,986
		1,476,139
Industrials 2.2%
Aircastle Limited
5.25%, 08/11/25 (c)	78,000	77,339

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Boeing Company, The
5.71%, 05/01/40 (f)	120,000	114,980
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	46,000	46,177
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (c) (e)	51,000	52,358
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	94,000	95,432
ESAB Corporation
6.25%, 04/15/29 (c)	15,000	15,080
Regal Rexnord Corporation
6.05%, 02/15/26 (c) (f)	53,000	53,309
6.40%, 04/15/33 (c) (f)	54,000	55,954
RTX Corporation
5.15%, 02/27/33	43,000	43,108
6.10%, 03/15/34	41,000	43,780
6.40%, 03/15/54	56,000	63,189
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (c)	36,000	30,344
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (c)	61,000	65,179
Summit Materials, LLC
7.25%, 01/15/31 (c)	21,000	21,819
XPO, Inc.
6.25%, 06/01/28 (c)	54,000	54,458
		832,506
Consumer Discretionary 2.0%
Amazon.com, Inc.
2.10%, 05/12/31	85,000	72,177
3.10%, 05/12/51	35,000	25,096
Carnival Corporation
4.00%, 08/01/28 (c)	31,000	28,876
Hyundai Capital America
5.80%, 06/26/25 (c)	85,000	85,128
6.10%, 09/21/28 (c)	110,000	113,330
Kohl's Corporation
4.63%, 05/01/31 (e) (f) (g)	31,000	26,098
Lowe`s Companies, Inc.
3.00%, 10/15/50	26,000	17,033
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (f)	11,000	11,216
Macys Retail Holdings
5.88%, 03/15/30 (c) (e)	24,000	23,341
6.13%, 03/15/32 (c)	12,000	11,635
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	16,267	16,338
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c) (e)	100,000	87,259
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (c)	25,000	25,194
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	5,832	5,769
Tapestry, Inc.
7.85%, 11/27/33 (f)	30,000	32,585
Warnermedia Holdings, Inc.
5.05%, 03/15/42	70,000	60,166
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	96,000	94,836
		736,077
Materials 1.6%
Celanese US Holdings LLC
6.35%, 11/15/28 (f)	45,000	46,668
6.55%, 11/15/30 (f)	116,000	122,192
6.38%, 07/15/32 (f)	56,000	58,165
First Quantum Minerals Ltd
6.88%, 10/15/27 (c)	40,000	38,363
Glencore Funding LLC
5.63%, 04/04/34 (c)	120,000	120,591
Mineral Resources Limited
9.25%, 10/01/28 (c)	42,000	44,212
Newmont Corporation
5.35%, 03/15/34 (c)	67,000	67,406
NOVA Chemicals Corporation
8.50%, 11/15/28 (c)	48,000	51,086
Yara International ASA
7.38%, 11/14/32 (c)	57,000	63,217
		611,900
Consumer Staples 1.6%
Ashtead Capital, Inc.
5.80%, 04/15/34 (c)	100,000	99,842
B.A.T Capital Corporation
4.39%, 08/15/37	35,000	29,503
3.73%, 09/25/40	35,000	26,036
JBS USA Lux S.A.
7.25%, 11/15/53 (c)	159,000	170,938
Marb Bondco PLC
3.95%, 01/29/31 (c)	70,000	57,728
Northwestern University
2.64%, 12/01/50	28,000	18,793
Philip Morris International Inc.
5.25%, 02/13/34	180,000	178,742
		581,582
Communication Services 1.3%
Charter Communications Operating, LLC
6.15%, 11/10/26	80,000	80,610
5.38%, 04/01/38	35,000	30,449
5.75%, 04/01/48	13,000	10,940
Comcast Corporation
3.75%, 04/01/40	25,000	20,815
5.35%, 05/15/53	25,000	24,729
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	27,000	25,545
Meta Platforms, Inc.
4.45%, 08/15/52	50,000	44,340
T-Mobile USA, Inc.
2.63%, 04/15/26	166,000	157,881
6.00%, 06/15/54	87,000	93,038
		488,347
Real Estate 0.5%
Essential Properties, L.P.
2.95%, 07/15/31	58,000	46,911
GLP Financing, LLC
5.75%, 06/01/28	15,000	15,007
VICI Properties Inc.
4.25%, 12/01/26 (c)	35,000	33,696
3.75%, 02/15/27 (c)	43,000	40,788
4.13%, 08/15/30 (c)	64,000	58,255
		194,657
Information Technology 0.4%
Cisco Systems, Inc.
4.95%, 02/26/31	38,000	38,346
5.05%, 02/26/34	91,000	92,186
5.30%, 02/26/54	34,000	34,846
		165,378
Total Corporate Bonds And Notes (cost $18,237,498)		18,183,589
GOVERNMENT AND AGENCY OBLIGATIONS 35.2%
Mortgage-Backed Securities 21.8%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	786,961	632,917
4.00%, 10/01/37 - 01/01/53	348,522	327,670
4.50%, 07/01/38 - 08/01/52	509,641	488,278
3.00%, 11/01/46 - 01/01/52	105,012	90,826
3.50%, 10/01/47 - 04/01/50	155,940	141,898
2.50%, 05/01/50 - 11/01/51	383,369	320,696
5.00%, 09/01/52 - 01/01/53	127,455	124,524
5.50%, 04/01/53 - 05/01/53	108,004	107,650
6.00%, 11/01/53	168,596	170,179
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 06/01/52	835,365	733,619
2.50%, 10/01/35 - 01/01/52	670,781	576,955
4.00%, 10/01/37 - 05/01/52	420,006	396,543
4.50%, 05/01/38 - 08/01/53	339,822	328,104
3.50%, 10/01/46 - 04/01/48	179,520	163,819
2.00%, 11/01/50 - 03/01/52	1,283,653	1,024,209
5.00%, 08/01/52 - 06/01/53	357,294	348,910
5.50%, 02/01/53 - 09/01/53	452,678	451,134

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/51	345,222	306,821
4.00%, 07/20/47 - 10/20/52	315,802	296,709
4.50%, 12/20/48 - 06/20/53	268,952	258,816
3.50%, 01/20/49 - 07/20/51	152,071	139,389
2.50%, 03/20/51	305,439	260,343
2.00%, 03/20/52	158,441	129,737
5.00%, 10/20/52 - 07/20/53	221,524	217,783
5.50%, 02/20/53	73,873	73,890
		8,111,419
U.S. Treasury Note 8.2%
Treasury, United States Department of
4.63%, 02/28/26 (e)	35,000	34,973
4.63%, 09/30/28	202,000	204,904
4.88%, 10/31/28 - 10/31/30	161,000	166,168
3.75%, 12/31/28	118,000	115,492
4.25%, 02/28/29 (e)	75,000	75,105
1.50%, 02/15/30	366,000	314,531
1.38%, 11/15/31	392,000	320,215
2.88%, 05/15/32	986,600	895,956
2.75%, 08/15/32	46,000	41,263
3.50%, 02/15/33	313,000	296,470
3.88%, 08/15/33	466,000	453,767
4.50%, 11/15/33	80,000	81,775
4.00%, 02/15/34	55,000	54,089
		3,054,708
U.S. Treasury Bond 3.3%
Treasury, United States Department of
3.75%, 08/15/41	334,000	307,384
2.00%, 11/15/41	28,000	19,635
3.13%, 11/15/41	219,000	183,926
2.50%, 02/15/45 - 02/15/46	525,000	381,194
3.00%, 02/15/48	306,000	239,254
1.63%, 11/15/50	56,000	31,623
2.88%, 05/15/52	70,000	52,948
4.25%, 02/15/54	25,000	24,586
		1,240,550
Sovereign 1.3%
Israel, State of
4.50%, 01/17/33	84,000	78,110
Ministerul Finantelor Publice
5.88%, 01/30/29 (c)	80,000	79,937
6.38%, 01/30/34 (c)	68,000	68,952
ROP Sukuk Trust
5.05%, 06/06/29 (c)	200,000	200,772
Urzad Rady Ministrow
5.50%, 03/18/54	53,000	52,588
		480,359
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (h)	229,000	185,857
Municipal 0.1%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	40,765
Total Government And Agency Obligations (cost $14,503,100)		13,113,658
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.0%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	10,589	10,356
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	46,441	45,234
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	94,430	86,317
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	101,738	102,082
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (d)	27,880	28,020
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	63,345	61,797
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	157,185
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (d)	141,108	113,526
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	100,000	100,043
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	35,721	35,661
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	105,185	105,168
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	100,000	100,390
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	100,000	100,279
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	74,980	73,213
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	33,248	33,112
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	69,000	68,641
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	12,575	12,426
Ford Credit Auto Owner Trust 2023-C
Series 2023-A3-C, 5.53%, 04/15/27	148,000	149,509
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	205,000	204,246
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	91,000	91,084
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	78,615
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	107,000	103,362
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-B-1, 5.16%, 08/16/29	46,000	45,690
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	143,395
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	30,852	29,322
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	36,788	35,046
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/25	12,664	12,647
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	125,693	125,537
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	100,000	100,386
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	134,381
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	49,647
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (d)	163,214	136,768
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	32,216	31,785
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	101,074	89,959
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.94%, 03/15/29 (d)	111,000	111,139
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (d)	108,628	107,203
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (d)	76,394	61,765
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	117,317	117,496
Series 2023-A3-1A, 5.47%, 12/20/26	144,000	144,731
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	55,000	54,761
Toyota Auto Receivables 2023-C Owner Trust
Series 2023-A2A-C, 5.60%, 08/17/26	110,013	110,034
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	26,576	26,536

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2012-A-2, 4.00%, 10/29/24	22,626	22,343
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (d)	34,874	29,355
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	161,668	161,762
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,904,516)		3,741,954
INVESTMENT COMPANIES 2.8%
iShares iBoxx $ High Yield Corporate Bond ETF (e)	975	75,787
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,475	596,337
iShares MBS ETF	3,800	351,196
Total Investment Companies (cost $1,025,515)		1,023,320
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Communication Services 0.6%
Cimpress Public Limited Company
USD Term Loan B, 8.94%, (SOFR + 3.50%), 04/29/28 (d)	35,304	35,249
Flutter Financing B.V.
Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 11/18/30 (d) (i)	88,870	88,822
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	62,842	62,809
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	50,935	50,999
		237,879
Consumer Discretionary 0.5%
Adient US LLC
2024 Term Loan B2, 8.08%, (SOFR + 2.75%), 01/31/31 (d)	50,283	50,396
First Brands Group, LLC
2022 Incremental Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (d)	20,000	19,992
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 08/29/25 (d)	100,000	99,600
		169,988
Financials 0.2%
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (d)	89,000	89,022
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (d) (i)	62,100	62,100
Industrials 0.1%
Air Canada
2024 Term Loan B, 7.83%, (SOFR + 2.50%), 03/14/31 (d)	55,400	55,435
Materials 0.1%
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (d)	26,392	26,277
Total Senior Floating Rate Instruments (cost $639,039)		640,701
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.27% (j)	752,969	752,969
Investment Companies 1.2%
State Street U.S. Government Money Market Fund, 5.19% (j)	443,242	443,242
Total Short Term Investments (cost $1,196,211)		1,196,211
Total Investments 101.7% (cost $39,505,879)		37,899,433
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (1.7)%		(615,910)
Total Net Assets 100.0%		37,283,506

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $5,142,744 and 13.8% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of March 31, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	12	June 2024	1,327,114	(938)	2,448
United States 2 Year Note	3	July 2024	613,583	(609)	(129)
United States 5 Year Note	26	July 2024	2,778,810	(3,047)	3,596
United States Ultra Long Bond	11	June 2024	1,401,109	5,156	17,891
				562	23,806
Short Contracts
United States 10 Year Ultra Bond	(21)	June 2024	(2,401,262)	(328)	(5,535)

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 84.9%
Energy 15.6%
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	24,000	24,476
5.75%, 03/01/27 (a)	89,000	87,808
5.38%, 06/15/29 (a)	112,000	107,731
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	316,000	316,784
8.25%, 12/31/28 (a)	24,000	24,651
Baytex Energy Corp.
8.50%, 04/30/30 (a)	87,000	90,769
7.38%, 03/15/32 (a)	71,000	71,754
Bip-V Chinook
5.50%, 06/15/31 (a)	335,000	316,458
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	66,000	66,536
6.63%, 07/15/26 (a)	36,000	35,925
Buckeye Partners, L.P.
5.85%, 11/15/43	74,000	63,746
5.60%, 10/15/44	12,000	9,577
Callon Petroleum Company
6.38%, 07/01/26	97,000	98,031
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	110,000	93,660
5.95%, 06/30/33	42,000	42,908
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	232,000	231,760
8.38%, 01/15/29 (a)	114,000	119,451
Civitas Resources, Inc.
8.63%, 11/01/30 (a)	15,000	16,103
8.75%, 07/01/31 (a)	142,000	152,045
CQP Holdco LP
7.50%, 12/15/33 (b)	250,000	257,766
Enerflex Ltd.
9.00%, 10/15/27 (a)	316,000	324,594
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	404,000	382,790
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	19,000	18,649
6.75%, (100, 05/15/25) (c)	167,000	164,296
8.00%, 05/15/54	67,000	70,050
EQM Midstream Partners, LP
4.13%, 12/01/26	102,000	98,249
7.50%, 06/01/27 (a)	53,000	54,337
6.50%, 07/01/27 (a)	65,000	65,627
4.50%, 01/15/29 (a)	67,000	62,851
6.38%, 04/01/29 (a)	18,000	18,127
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	223,000	222,135
5.75%, 02/01/29 (a)	38,000	37,063
6.00%, 02/01/31 (a)	32,000	31,186
8.38%, 11/01/33 (a)	66,000	71,435
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	250,000	250,132
ITT Holdings LLC
6.50%, 08/01/29 (a)	200,000	182,625
Kinetik Holdings LP
5.88%, 06/15/30 (a)	151,000	147,671
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	157,000	156,714
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	73,000	74,772
8.38%, 02/15/32 (a)	109,000	111,770
NuStar Logistics, L.P.
6.00%, 06/01/26	53,000	52,837
Occidental Petroleum Corporation
6.95%, 07/01/24	59,000	58,999
8.88%, 07/15/30	50,000	58,325
Oceaneering International, Inc.
6.00%, 02/01/28	71,000	68,374
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	88,000	91,227
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (a)	95,000	91,699
Southwestern Energy Company
8.38%, 09/15/28	60,000	62,247
5.38%, 02/01/29 - 03/15/30	145,000	140,005
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	26,000	26,680
Transocean Inc
8.00%, 02/01/27 (a)	100,000	99,296
8.75%, 02/15/30 (a)	34,200	35,664
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	121,000	125,927
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	86,000	87,741
9.50%, 02/01/29 (a)	179,000	192,967
8.38%, 06/01/31 (a)	86,000	88,778
9.88%, 02/01/32 (a)	95,000	102,416
		6,156,194
Financials 13.9%
Acrisure, LLC
8.25%, 02/01/29 (a)	250,000	251,319
6.00%, 08/01/29 (a)	105,000	96,334
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	94,000	102,864
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	100,000	95,169
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	158,000	171,166
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	246,000	244,704
Corebridge Financial, Inc.
6.88%, 12/15/52	88,000	88,202
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	14,000	13,944
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	134,000	125,603
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (e)	200,000	204,250
Ford Motor Credit Company LLC
6.95%, 06/10/26	153,000	156,261
7.20%, 06/10/30	75,000	79,536
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	95,000	94,731
6.63%, 01/15/27 (a)	40,000	38,775
9.25%, 02/01/29 (a)	94,000	96,180
12.25%, 10/01/30 (a)	116,000	127,388
Icahn Enterprises L.P.
6.25%, 05/15/26	294,000	287,924
5.25%, 05/15/27	198,000	183,449
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	23,000	21,638
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	23,000	23,353
8.13%, 03/30/29 (a)	214,000	226,255
6.50%, 03/26/31 (a)	45,000	45,809
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	99,000	98,084
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	125,000	124,289
Morgan Stanley
5.25%, 04/21/34	113,000	112,248
OneMain Finance Corporation
6.88%, 03/15/25	28,000	28,295
7.13%, 03/15/26	92,000	93,644
3.50%, 01/15/27	202,000	187,542
6.63%, 01/15/28	27,000	27,069
3.88%, 09/15/28	69,000	61,676
5.38%, 11/15/29	81,000	76,134
7.88%, 03/15/30	51,000	52,714
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (f)	117,000	120,859
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	210,000	207,575
7.88%, 12/15/29 (a)	181,000	186,022

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
5.75%, 09/15/31 (a)	203,000	188,504
PRA Group, Inc.
8.38%, 02/01/28 (a)	199,000	197,773
Stena International S.A.
7.63%, 02/15/31 (a)	257,000	260,328
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (c)	119,000	115,054
Toronto-Dominion Bank, The
8.13%, 10/31/82 (e)	80,000	83,534
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	89,100	89,258
U S I, Inc.
7.50%, 01/15/32 (a)	94,000	94,103
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	132,000	121,171
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (f)	128,000	108,385
6.38%, 02/01/30 (a) (f)	145,000	106,988
		5,516,103
Consumer Discretionary 12.0%
Amer Sports Company
6.75%, 02/16/31 (a)	230,000	229,881
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	65,000	64,404
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	204,000	204,604
Carnival Corporation
4.00%, 08/01/28 (a)	817,000	761,035
Clarios Global LP
8.50%, 05/15/27 (a)	113,000	113,151
Dana Incorporated
5.38%, 11/15/27	27,000	26,437
5.63%, 06/15/28 (f)	58,000	56,594
4.25%, 09/01/30	125,000	110,446
4.50%, 02/15/32	150,000	129,379
EG Global Finance PLC
12.00%, 11/30/28 (a)	200,000	212,714
Ford Motor Company
9.63%, 04/22/30	40,000	46,961
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (d)	55,000	54,932
International Game Technology PLC
5.25%, 01/15/29 (a)	71,000	68,626
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	126,000	122,142
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	91,000	91,848
5.50%, 07/15/29 (a)	94,000	90,375
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	331,000	309,855
MCE Finance Limited
5.38%, 12/04/29 (a)	207,000	188,844
NCL Corporation Ltd.
7.75%, 02/15/29 (a) (f)	51,000	53,031
Odeon Finco PLC
12.75%, 11/01/27 (a)	85,000	86,782
PetSmart, LLC
7.75%, 02/15/29 (a)	230,000	223,974
PM General Purchaser LLC
9.50%, 10/01/28 (a)	178,000	181,916
QVC, Inc.
4.45%, 02/15/25	132,000	127,859
4.38%, 09/01/28	163,000	130,596
5.45%, 08/15/34	88,000	58,451
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	140,000	150,794
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	90,000	93,423
Sands China Ltd
2.85%, 03/08/29 (g) (h)	179,000	155,543
3.25%, 08/08/31 (g) (h)	109,000	91,241
Staples, Inc.
7.50%, 04/15/26 (a)	156,000	152,240
Tenneco Inc.
8.00%, 11/17/28 (a)	141,000	128,638
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	61,000	57,873
10.50%, 05/15/29 (a)	93,000	89,142
Wynn Macau, Limited
5.13%, 12/15/29 (a)	110,000	100,189
		4,763,920
Communication Services 11.9%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	167,000	151,803
Altice Financing S.A.
5.75%, 08/15/29 (a)	445,000	355,810
Altice France
10.50%, 05/15/27 (a)	60,000	22,156
6.00%, 02/15/28 (a)	43,000	11,780
Altice France Holding S.A.
8.13%, 02/01/27 (a)	205,000	159,986
AMC Networks, Inc.
10.25%, 01/15/29 (a)	113,413	114,236
Cable One, Inc.
4.00%, 11/15/30 (a) (f)	250,000	195,060
CCO Holdings, LLC
5.13%, 05/01/27 (a)	67,000	63,820
5.38%, 06/01/29 (a)	238,000	217,861
4.75%, 03/01/30 - 02/01/32 (a)	201,000	167,128
4.25%, 02/01/31 (a)	105,000	85,464
4.50%, 05/01/32	179,000	143,789
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	27,000	23,631
9.00%, 09/15/28 (a)	115,000	119,788
7.50%, 06/01/29 (a) (f)	127,000	105,052
7.88%, 04/01/30 (a)	123,000	122,259
CMG Media Corporation
8.88%, 12/15/27 (a)	94,000	61,775
Connect Finco SARL
6.75%, 10/01/26 (a)	114,000	111,898
CSC Holdings, LLC
5.38%, 02/01/28 (a)	100,000	86,013
11.75%, 01/31/29 (a)	100,000	100,027
5.75%, 01/15/30 (a)	167,000	88,352
4.50%, 11/15/31 (a)	125,000	88,460
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	260,000	245,993
8.88%, 02/01/30 (a)	94,000	93,769
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	163,000	166,932
8.63%, 03/15/31 (a)	75,000	76,574
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	75,000	66,829
Gray Television, Inc.
4.75%, 10/15/30 (a)	69,000	45,303
5.38%, 11/15/31 (a)	91,000	59,734
iHeartCommunications, Inc.
8.38%, 05/01/27	47,651	26,544
Iliad Holding
7.00%, 10/15/28 (a)	93,000	92,071
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	430,000	400,600
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	245,000	229,644
Liberty Media Corporation
8.25%, 02/01/30	153,000	93,756
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	183,000	159,987
3.88%, 09/01/31 (a)	38,000	31,671
Sprint Capital Corporation
6.88%, 11/15/28	59,000	62,817
Sprint LLC
7.63%, 03/01/26	16,000	16,528
Telecom Italia SPA
5.30%, 05/30/24 (a)	53,000	52,788

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Telesat Canada
5.63%, 12/06/26 (a)	187,000	111,565
6.50%, 10/15/27 (a)	161,000	68,808
		4,698,061
Industrials 10.2%
Air Canada
3.88%, 08/15/26 (a)	122,000	116,574
American Airlines, Inc.
7.25%, 02/15/28 (a) (f)	107,000	108,602
5.75%, 04/20/29 (a)	95,000	93,451
8.50%, 05/15/29 (a)	39,000	41,186
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	76,000	68,942
Bombardier Inc.
7.13%, 06/15/26 (a)	136,000	138,009
7.88%, 04/15/27 (a)	45,000	45,069
8.75%, 11/15/30 (a)	87,000	92,981
7.25%, 07/01/31 (a)	99,000	99,280
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	224,000	200,977
Cimpress NV
7.00%, 06/15/26	327,000	326,983
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	70,000	71,067
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	300,000	299,445
9.75%, 08/01/27 (a)	34,000	35,230
Howmet Aerospace Inc.
6.88%, 05/01/25	2,000	2,023
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	184,000	190,301
Imola Merger Corporation
4.75%, 05/15/29 (a)	134,000	125,660
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	283,000	269,829
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	93,000	91,808
Rand Parent LLC
8.50%, 02/15/30 (a) (f)	194,000	191,946
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (h)	88,000	89,354
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	237,000	253,235
Summit Materials, LLC
5.25%, 01/15/29 (a)	41,000	39,901
TransDigm Inc.
6.75%, 08/15/28 (a)	89,000	90,305
6.38%, 03/01/29 (a)	115,000	115,351
6.63%, 03/01/32 (a)	115,000	116,183
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	95,000	93,516
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	112,000	114,722
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	146,000	144,254
WESCO Distribution, Inc.
6.38%, 03/15/29 (a)	68,000	68,715
6.63%, 03/15/32 (a)	68,000	69,127
XPO, Inc.
6.25%, 06/01/28 (a)	90,000	90,763
7.13%, 06/01/31 - 02/01/32 (a)	119,000	122,254
		4,017,043
Health Care 6.5%
DaVita Inc.
4.63%, 06/01/30 (a)	207,000	185,286
3.75%, 02/15/31 (a)	315,000	263,551
IQVIA Inc.
5.00%, 05/15/27 (a)	105,000	102,507
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	78,000	74,284
5.38%, 01/15/29 (a)	84,000	69,032
9.88%, 08/15/30 (a)	250,000	261,492
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	246,000	223,920
Organon & Co.
5.13%, 04/30/31 (a)	371,000	328,562
Owens & Minor, Inc.
6.63%, 04/01/30 (a)	189,000	187,541
Perrigo Finance Unlimited Company
4.38%, 03/15/26	27,000	26,283
4.65%, 06/15/30 (g) (h)	97,000	89,181
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	90,000	88,786
Tenet Healthcare Corporation
4.63%, 06/15/28 (b)	34,000	32,392
4.25%, 06/01/29	130,000	120,782
4.38%, 01/15/30	50,000	46,234
6.13%, 06/15/30	102,000	101,887
6.75%, 05/15/31 (a)	88,000	89,665
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	20,000	18,694
7.88%, 09/15/29	50,000	53,574
8.13%, 09/15/31	198,000	216,743
		2,580,396
Consumer Staples 5.6%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	31,000	30,732
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	193,000	194,349
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	95,000	95,248
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	125,000	122,222
Coty Inc.
6.63%, 07/15/30 (a)	90,000	91,317
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	46,000	44,977
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (f)	142,000	117,510
Kraft Heinz Foods Company
4.63%, 10/01/39	137,000	124,446
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	139,000	147,341
Marb Bondco PLC
3.95%, 01/29/31 (a)	345,000	284,519
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	200,000	189,225
Pilgrim's Pride Corporation
4.25%, 04/15/31	351,000	316,449
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	4,000	3,994
6.25%, 01/15/28 (a)	123,000	120,511
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	266,000	255,362
Verscend Escrow Corp
9.75%, 08/15/26 (a)	92,000	92,317
		2,230,519
Information Technology 4.1%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	110,000	99,573
AMS-Osram AG
12.25%, 03/30/29 (a) (f)	289,000	290,349
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	100,000	94,959
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	72,000	68,983
5.95%, 06/15/30 (a)	178,000	175,953
NCR Voyix Corporation
5.13%, 04/15/29 (a)	103,000	95,491
Open Text Corporation
3.88%, 02/15/28 (a)	171,000	158,340
3.88%, 12/01/29 (a)	129,000	115,051
4.13%, 02/15/30 (a)	134,000	120,097
ViaSat, Inc.
5.63%, 09/15/25 (a)	209,000	203,677
6.50%, 07/15/28 (a)	99,000	76,434

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
7.50%, 05/30/31 (a) (f)	178,000	129,190
		1,628,097
Materials 3.1%
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	113,000	120,475
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	320,000	306,903
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	126,000	124,567
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	170,000	153,279
Mineral Resources Limited
8.13%, 05/01/27 (a)	28,000	28,314
9.25%, 10/01/28 (a)	207,000	217,904
8.50%, 05/01/30 (a)	55,000	56,641
NOVA Chemicals Corporation
9.00%, 02/15/30 (a)	189,000	195,300
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	122,000	35,382
		1,238,765
Utilities 1.0%
Calpine Corporation
3.75%, 03/01/31 (a)	32,000	28,083
DPL Inc.
4.13%, 07/01/25	71,000	69,354
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	91,000	89,621
5.00%, 07/31/27 (a)	143,000	138,563
4.38%, 05/01/29 (a)	26,000	24,095
4.30%, 07/15/29 (a)	21,000	19,738
7.75%, 10/15/31 (a)	26,000	27,213
		396,667
Real Estate 1.0%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	116,000	121,442
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	197,000	197,564
VICI Properties Inc.
4.25%, 12/01/26 (a)	56,000	53,913
		372,919
Total Corporate Bonds And Notes (cost $33,318,156)		33,598,684
SENIOR FLOATING RATE INSTRUMENTS 7.0%
Communication Services 2.2%
888 Acquisitions Limited
USD Term Loan B, 10.82%, (6 Month Term SOFR + 5.25%), 07/18/28 (i)	148,043	146,859
Allen Media, LLC
2021 Term Loan B, 11.00%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (i)	95,739	83,203
Connect Finco SARL
Term Loan, 0.00%, (SOFR + 4.50%), 09/11/29 (i) (j)	101,800	100,044
DirecTV Financing, LLC
2024 Term Loan, 0.00%, (SOFR + 5.25%), 08/02/29 (i) (j)	25,000	24,960
2024 Term Loan, 10.83%, (SOFR + 5.25%), 08/02/29 (i)	70,000	69,889
Fleet Midco I Limited
2024 Term Loan B, 8.57%, (SOFR + 3.25%), 01/31/31 (i)	26,000	26,000
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (i)	46,882	46,857
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (i)	184,617	184,591
Securus Technologies Holdings, Inc.
2023 Term Loan, 10.50%, (3 Month Term SOFR + 4.90%), 11/01/24 (i)	157,699	116,618
ViaSat, Inc.
2023 Term Loan, 9.93%, (SOFR + 4.50%), 05/30/30 (i)	89,775	86,902
		885,923
Consumer Discretionary 1.7%
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/03/30 (i)	96,757	96,908
First Brands Group, LLC
2021 Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/22/27 (i)	24,936	24,948
2022 Incremental Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (i)	129,233	129,179
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (i) (j)	145,000	129,775
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 04/08/28 (i)	70,904	63,459
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (i)	94,757	94,422
Tenneco, Inc.
2022 Term Loan B, 10.30%, (SOFR + 5.00%), 11/17/28 (i)	139,606	131,136
2022 Term Loan B, 10.45%, (SOFR + 5.00%), 11/17/28 (i)	394	370
		670,197
Industrials 1.7%
Advisor Group, Inc.
2023 Term Loan B, 9.83%, (SOFR + 4.50%), 08/17/28 (i)	140,000	140,463
Husky Injection Molding Systems Ltd.
Term Loan, 0.00%, (SOFR + 5.00%), 02/01/29 (i) (j)	93,000	93,193
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (i)	31,980	32,892
Osaic Holdings Inc
Term Loan, 0.00%, (SOFR + 4.00%), 08/16/28 (i) (j)	35,000	35,116
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (i)	89,437	89,139
PUG LLC
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (i) (j)	93,500	93,461
United Airlines, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 02/15/31 (i)	48,000	47,992
WestJet Loyalty LP
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (i)	126,000	125,895
		658,151
Information Technology 0.6%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.57%, (SOFR + 4.25%), 01/24/31 (i)	94,000	94,250
Cloud Software Group Inc
Term Loan, 0.00%, (SOFR + 4.50%), 03/19/31 (i) (j)	76,900	76,372
Cloud Software Group, Inc.
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 03/20/29 (i) (j)	20,000	19,894
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 9.35%, (3 Month Term SOFR + 4.00%), 11/22/29 (i)	49,626	49,895
		240,411
Materials 0.3%
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (i)	104,737	104,789
Windsor Holdings III, LLC
USD Term Loan B, 9.82%, (SOFR + 4.50%), 06/21/30 (i) (k)	31,847	31,807
		136,596
Financials 0.3%
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (i) (j)	132,000	131,670

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

	Shares/Par[1]	Value ($)
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (i) (j)	66,000	66,000
Total Senior Floating Rate Instruments (cost $2,757,181)		2,788,948
INVESTMENT COMPANIES 4.0%
iShares Broad USD High Yield Corporate Bond ETF	43,000	1,573,370
Total Investment Companies (cost $1,564,340)		1,573,370
COMMON STOCKS 0.3%
Energy 0.2%
MPLX LP	2,200	91,432
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (l)	8,143	13,436
iHeartMedia, Inc. - Class A (l)	3,283	6,861
		20,297
Total Common Stocks (cost $173,512)		111,729
SHORT TERM INVESTMENTS 8.0%
Investment Companies 4.4%
State Street U.S. Government Money Market Fund, 5.19% (m)	1,770,378	1,770,378
Securities Lending Collateral 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.27% (m)	1,419,563	1,419,563
Total Short Term Investments (cost $3,189,941)		3,189,941
Total Investments 104.2% (cost $41,003,130)		41,262,672
Other Assets and Liabilities, Net (4.2)%		(1,676,561)
Total Net Assets 100.0%		39,586,111

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $26,781,346 and 67.7% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Convertible security.

(f) All or a portion of the security was on loan as of March 31, 2024.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Non-income producing security.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	250,000	257,766	0.6
Energean Israel Finance Ltd, 4.88%, 03/30/26	12/07/21	390,250	382,790	1.0
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	31,367	32,392	0.1
		671,617	672,948	1.7

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

ETF – Exchange-Traded Fund
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US Government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US Government securities; US Government agencies’ debt securities; and US Government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to Jackson National Asset Management LLC (“JNAM” or the “the Administrator”) the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

Certain of the Funds may invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2024, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	18,183,589	—	18,183,589
Government And Agency Obligations	—	13,113,658	—	13,113,658
Non-U.S. Government Agency Asset-Backed Securities	—	3,741,954	—	3,741,954
Investment Companies	1,023,320	—	—	1,023,320
Senior Floating Rate Instruments	—	640,701	—	640,701
Short Term Investments	1,196,211	—	—	1,196,211
	2,219,531	35,679,902	—	37,899,433
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	23,935	—	—	23,935
	23,935	—	—	23,935
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,664)	—	—	(5,664)
	(5,664)	—	—	(5,664)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	33,598,684	—	33,598,684
Senior Floating Rate Instruments	—	2,757,141	31,807	2,788,948
Investment Companies	1,573,370	—	—	1,573,370
Common Stocks	111,729	—	—	111,729
Short Term Investments	3,189,941	—	—	3,189,941
	4,875,040	36,355,825	31,807	41,262,672

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2024.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2024

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.